UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30,2002

Check here if Amendment ( ); Amendment Number:
This Amendment (Check only one.): ( ) is a restatement.
( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Landis Associates LLC
Michael Landis Hershey, President
Address: 415 McFarlan Rd. Suite 213
Kennett Square, PA 19348

13F File Number: 28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael L. Hershey
Title: President
Phone: 610-925-0400
Signature, Place, and Date of Signing: Michael L. Hershey,Kennett
Square,PA.
7/29/02
Report Type (Check only one.):
( x) 13F HOLDINGS REPORT.
( ) 13F NOTICE.
( ) 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
______________________________________
Michael L. Hershey, President








UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F SUMMARY PAGE

REPORT SUMARY: LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 81

FORM 13F INFORMATION TABLE VALUE TOTAL: $90,440


LIST OF OTHER INCLUDED MANAGERS: N/A

No. 13F File Number Name




                LANDIS ASSOCIATES LLC
FORM 13F
June 30, 2002

Voting Authority
--------------------------
Value Shares/ Sh/ Put/ Invstmt Other
Name of Issuer Title of class CUSIP (x$1000) Prn Amt Prn Call Dscretn
Managers Sole Shared None
------------------------------ ---------------- --------- -------- --------
--- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc. COM 000886101 401 175000.00SH Sole 175000.00
ATMI, Inc. COM 00207R101 895 40000.00 SH Sole 40000.00
Acacia Research Corp. COM 003881109 781 110000.00SH Sole 110000.00
Acres Gaming Inc. COM 004936100 870 190000.00SH Sole 190000.00
Alcoa, Inc. COM 013817101 398 12000.00 SH Sole 12000.00
American Medical Security Grou COM 02744P101 1198 50000.00 SH Sole 50000.00

Antex Biologics, Inc. COM 03672W308 333 300000.00SH Sole 300000.00
Arch Coal, Inc. COM 039380100 1703 75000.00 SH Sole 75000.00
ArvinMeritor, Inc. COM 043353101 720 30000.00 SH Sole 30000.00
Axsys Technologies, Inc. COM 054615109 1188 150000.00SH Sole 150000.00
Aztar Corporation COM 054802103 1040 50000.00 SH Sole 50000.00
BAM! Entertainment, Inc. COM 059361105 368 125000.00SH Sole 125000.00
Bitstream Inc. COM 091736108 1112 370500.00SH Sole 370500.00
Boyd Gaming Corporation COM 103304101 1152 80000.00 SH Sole 80000.00
Cato Corporation COM 149205106 892 40000.00 SH Sole 40000.00
Celadon Group Inc. COM 150838100 638 50000.00 SH Sole 50000.00
Centex Corp. COM 152312104 1156 20000.00 SH Sole 20000.00
Charming Shoppes, Inc. COM 161133103 950 110000.00SH Sole 110000.00
Chiquita Brands International, COM 170032809 896 50000.00 SH Sole 50000.00
Colgate Palmolive Co. COM 194162103 581 11600.00 SH Sole 11600.00
Comstock Resources, Inc. COM 205768203 760 100000.00SH Sole 100000.00
Conceptus Inc. COM 206016107 1319 80000.00 SH Sole 80000.00
Critical Path, Inc. COM 22674V100 102 100000.00SH Sole 100000.00
D & K Healthcare Resources, In COM 232861104 705 20000.00 SH Sole 20000.00
Dell Computer Corp. COM 247025109 1344 51400.00 SH Sole 51400.00
Dominion Homes, Inc. COM 257386102 1012 50000.00 SH Sole 50000.00
EXCO Resources,Inc.5% Converti COM 269279303 788 50000.00 SH Sole 50000.00
Electric Fuel Corp. COM 284871100 184 200000.00SH Sole 200000.00
F5 Networks, Inc. COM 315616102 587 60000.00 SH Sole 60000.00
Fairchild Semiconductor Intern COM 303726103 1701 70000.00 SH Sole 70000.00

Gart Sports Company COM 366630101 855 30000.00 SH Sole 30000.00
Grant Prideco, Inc. COM 38821G101 1020 75000.00 SH Sole 75000.00
Grey Wolf, Inc. COM 397888108 2454 600000.00SH Sole 600000.00
Hilb, Rogal & Hamilton Co. COM 431294107 1131 25000.00 SH Sole 25000.00
IGEN International, Inc. COM 449536101 10395 330000.00SH Sole 330000.00
ILOG S.A. COM 452360100 509 90000.00 SH Sole 90000.00
Insight Enterprises, Inc. COM 45765U103 1008 40000.00 SH Sole 40000.00
Intrado Inc. COM 46117A100 1162 60000.00 SH Sole 60000.00
Jos. A. Bank Clothiers, Inc. COM 480838101 1426 80000.00 SH Sole 80000.00
Kensey Nash Corp. COM 490057106 729 45000.00 SH Sole 45000.00
Level 8 Systems, Inc. COM 52729M102 144 300000.00SH Sole 300000.00
Massey Energy Co. COM 576206106 1270 100000.00SH Sole 100000.00
Medical Action Industry, Inc. COM 58449L100 768 60000.00 SH Sole 60000.00
NMS Communications COM 629248105 486 200000.00SH Sole 200000.00
Neoware Systems, Inc. COM 64065P102 851 75000.00 SH Sole 75000.00
Noble International,Ltd. COM 655053106 1279 120000.00SH Sole 120000.00
ON Technology Corp. COM 68219P108 630 350000.00SH Sole 350000.00
Optibase Ltd. COM M7524R108 291 139000.00SH Sole 139000.00
Optical Communication Products COM 68382T101 427 350000.00SH Sole 350000.00

Packeteer, Inc. COM 695210104 1375 311000.00SH Sole 311000.00
Patterson-UTI Energy Inc. COM 703481101 1412 50000.00 SH Sole 50000.00
Penn National Gaming, Inc. COM 707569109 1089 60000.00 SH Sole 60000.00
Penn-America Group COM 707247102 1327 126000.00SH Sole 126000.00
Pepsico Inc. COM 713448108 362 7500.00 SH Sole 7500.00
Pharmanetics Inc. COM 71713J107 794 160000.00SH Sole 160000.00
Philadelphia Consolidated Hold COM 717528103 1134 25000.00 SH Sole 25000.00

Planar Systems, Inc. COM 726900103 578 30000.00 SH Sole 30000.00
Prima Energy Corp. COM 741901201 1140 50000.00 SH Sole 50000.00
QuadraMed Corp. COM 74730W101 1922 275000.00SH Sole 275000.00
Quaker Fabric Corp. COM 747399103 1550 100000.00SH Sole 100000.00
Redback Networks Inc. COM 757209101 179 100000.00SH Sole 100000.00
Rite Aid Corp. COM 767754104 940 400000.00SH Sole 400000.00
SFBC International, Inc. COM 784121105 1342 80000.00 SH Sole 80000.00
SafeNet Inc. COM 78645R107 4182 300000.00SH Sole 300000.00
Science Dynamics Corp. COM 808631105 23 301000.00SH Sole 301000.00
Southern Financial Bancorp, In COM 842870107 1406 44000.00 SH Sole 44000.00

Sun Microsystems, Inc. COM 866810104 501 100000.00SH Sole 100000.00
TBC Corp. COM 872180104 1191 75000.00 SH Sole 75000.00
Telecommunication Systems, Inc COM 87929J103 570 285000.00SH Sole 285000.00

Teledyne Technologies,Inc. COM 879360105 2075 100000.00SH Sole 100000.00
Total Entertainment Restaurant COM 89150E100 569 35000.00 SH Sole 35000.00
Tractor Supply Company COM 892356106 1065 15000.00 SH Sole 15000.00
Triad Hospitals, Inc. COM 89579K109 1060 25000.00 SH Sole 25000.00
U.S. Wireless Data Inc. COM 912899408 340 400000.00SH Sole 400000.00
Unifi, Inc. COM 904677101 1635 150000.00SH Sole 150000.00
Universal Compression Holdings COM 913431102 2639 110000.00SH Sole
110000.00
Universal Stainless & Alloy Pr COM 913837100 646 55000.00 SH Sole 55000.00
Valero Energy Corp. COM 91913Y100 936 25000.00 SH Sole 25000.00
W Holding Co., Inc. COM 929251106 968 40000.00 SH Sole 40000.00
WSFS Financial Corp. COM 929328102 1746 67500.00 SH Sole 67500.00
Wachovia Corp. COM 929903102 1145 30000.00 SH Sole 30000.00